LARA TREASURY MANAGEMENT FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2003
                                   (Unaudited)

           Par                                             Market
           Value       Description                         Value
           ----------- -----------                       -----------

                       U.S. GOVERNMENT SECURITIES: 98.53% MATURES IN OVER 10
                       YEARS:
           $63,000,000 U.S. Strip; May 15, 2025          $19,697,517
                                                         -----------

                       TOTAL U.S. GOVERNMENT
                       SECURITIES:
                       (Cost: $19,084,590)*       98.53%  19,697,517
                       Other assets, net           1.47%     293,323
                                                 ------  -----------

                       NET ASSETS                100.00% $19,990,840
                                                 ======  ===========

* Cost for Federal income tax purposes is $19,084,590 and net unrealized appreciation consists of:

                     Gross unrealized appreciation $612,927
                        Gross unrealized depreciation --
                                                   --------
                      Net unrealized appreciation $612,927
                                                   ========

See Notes to Financial Statements

                                        1

LARA TREASURY MANAGEMENT FUND
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (unaudited)
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $19,084,590)(Notes 1 & 3)$19,697,517
 Cash                                                                  272,238

 Receivables:
   Due from investment advisor (Note 2)                                  6,252
 Prepaid expenses                                                       22,830
                                                                   -----------
     TOTAL ASSETS                                                   19,998,837
                                                                   -----------

LIABILITIES
 Accrued expenses                                                        7,997
                                                                   -----------

NET ASSETS                                                         $19,990,840
                                                                   ===========

Institutional Class Shares

NET ASSETS                                                         $19,925,515
                                                                   ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($19,925,515 / 1,931,805 shares outstanding)                    $     10.31
                                                                   ===========

Class C Shares

NET ASSETS                                                         $    65,325
                                                                   ===========
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($65,325 / 6,346 shares outstanding) (Note 2)                   $     10.29
                                                                   ===========
 At September 30, 2003 there were 50,000,000 shares of $.01 par value stock authorized and components of net assets are:
 Paid in capital                                                   $19,375,151
 Undistributed net investment income                                     9,834
 Accumulated net realized loss on investments                          (7,072)
 Net unrealized appreciation of investments                            612,927
                                                                   -----------
 Net Assets                                                        $19,990,840
                                                                   ===========

See Notes to Financial Statements

                                        2

LARA TREASURY MANAGEMENT FUND
STATEMENT OF OPERATIONS

For the Period Ended September 30, 2003 (unaudited)
-------------------------------------------------------------------------------

      INVESTMENT INCOME
       Interest                                                  $ 79,626

      EXPENSES
       Investment advisory fees (Note 2)                  46,432
       12B-1 and service fees--Class C (Note 2)              621
       Recordkeeping and administrative services (Note 2) 18,577
       Custody and accounting fees                        17,048
       Organization costs                                  7,642
       Transfer agent fees (Note 2)                       14,672
       Registration fees                                   5,277
       Directors fees                                      2,450
       Miscellaneous                                       2,269
       Shareholder servicing and reports (Note 2)          4,314
       Legal and audit fees                                  874
                                                          ------
         Total expenses                                           120,176
       Management fee waiver and reimbursed expenses (Note 2)     (50,384)
                                                                 --------
         Net expenses                                              69,792
                                                                 --------
       Net investment income                                        9,834
                                                                 --------

      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized loss on investments                            (7,072)
       Net increase in unrealized appreciation on investments     612,927
                                                                 --------
       Net gain on investments                                    605,855
                                                                 --------
       Net increase in net assets resulting from operations      $615,689
                                                                 ========

See Notes to Financial Statements

                                        3

LARA TREASURY MANAGEMENT FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  Period ended
                                                           September 30, 2003*
                                                                   (unaudited)
                                                           -------------------
OPERATIONS
 Net investment income                                             $     9,834
 Net realized loss on investments                                       (7,072)
 Change in unrealized appreciation of investments                      612,927
                                                                   -----------
 Net increase in net assets resulting from operations                  615,689

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets resulting from capital share
   transactions**--Institutional shares                             19,306,151
 Net increase in net assets resulting from capital share
   transactions**--C Class shares                                       69,000
                                                                   -----------
 Net increase in net assets                                         19,990,840
 Net assets at beginning of period                                 -----------

NET ASSETS at the end of the period                                $19,990,840
                                                                   ===========

**A summary of capital share transactions follows:

                              Period ended          Period ended
                           September 30, 2003*   September 30, 2003*
                             Class C Shares    Class Institutional Shares
                               (unaudited)           (unaudited)
                           ------------------  -------------------------
                            Shares    Value      Shares        Value
                           -------  ---------   ---------   -----------
         Shares sold        17,000  $ 170,000  2,136,706    $21,357,151
         Shares reinvested      --         --         --             --
         Shares redeemed   (10,654)  (101,000)  (204,901)    (2,051,000)
                           -------  ---------   ---------   -----------
         Net increase        6,346  $  69,000  1,931,805    $19,306,151
                           =======  =========   =========   ===========

* Institutional Class commenced operations on April 9, 2003. Class C commenced operations on April 26, 2003.

See Notes to Financial Statements

                                        4

LARA TREASURY MANAGEMENT FUND
FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                 Institutional
                                                 Class Shares   Class C Shares
                                                 -------------- --------------
                                                 Period ended     Period ended
                                                 September 30,    September 30,
                                                     2003*           2003*
                                                 (unaudited)      (unaudited)
                                                 -------------- ---------------
Per Share Operating Performance
Net asset value, beginning of period              $ 10.00            $ 10.00
                                                  -------            -------
Income from investment operations-
 Net investment income                               0.01               0.01
 Net realized and unrealized gain on investments     0.30               0.28
                                                  -------            -------
 Total from investment operations                    0.31               0.29
Net asset value, end of period                    $ 10.31            $ 10.29
                                                  =======            =======
Total Return                                         3.14%              2.94%
                                                  =======            =======
Ratios/Supplemental Data
 Net assets, end of period (000's)                $19,926            $    65
Ratio to average net assets /(A)/
 Expense ratio - net /(B)/                          0.75%**           1.75%**
 Net investment income                              0.10%**           1.05%**
Portfolio turnover rate                           134.40%           134.40%

* Class A commenced operations on April 9, 2003. Class C commenced operations on April 26, 2003.

**Annualized

/(A)/ Expense reimbursements and fee waivers reduced the expense ratio and increased net investment income ratio by 0.54% for the six months ended September 30, 2003.

/(B)/ Expense ratio--net reflects the effect of the management fee waivers and reimbursements the Fund received.

See Notes to Financial Statements

                                        5

LARA TREASURY MANAGEMENT FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2003 (unaudited)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The Lara Treasury Management Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in April, 2003 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 750,000,000 shares of $.01 par value common stock. The Fund currently offers two Classes of shares ("Institutional Class" and "C Class").

     The investment objective of the Fund is to maximize total return from capital growth and income.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required

     C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     E.  Class  Net  Asset  Values  and  Expenses.  All  income,   expenses  not
attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

                                        6

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, The Lara Group, Ltd., provides investment advisory services for an annual fee of .50% of the average daily net assets of the Fund. The Lara Group, Ltd. has contractually agreed to waive or limit its fees and to assume other expenses through March 31, 2006 so that the ratio of total annual operating expenses for the Fund's Class C Shares is limited to 1.75% and .75% for the Fund's Institutional Class of shares. For the period ended September 30, 2003, the advisor waived fees of $50,384. As of September 30, 2003 the Fund was due $6,252 from the Advisor.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid and is subject to the limitations on total expenses. The total amount of recoverable reimbursements as of September 30, 2003 was $50,384.

     The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund may incur such distribution expenses at the rate of .75% per annum on the Fund's C Class average daily net assets. For the period ended September 30, 2003, there were $466 of distribution expenses incurred by the Fund.

     The Fund has also adopted a shareholder servicing plan for its Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the period ended September 30, 2003, there were $155 of servicing fees incurred.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent,
$18,577 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

     First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. There were no underwriting commissions and fees received by FDCC in connection with the distribution of the Fund's shares during the period ended September 30, 2003. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 1% for certain Class C Fund share redemptions occurring within 2 years of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share. For the period ended September 30, 2003, there were no CDSC's received for Fund shares redeemed.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $14,672 for its services for the period ended September 30, 2003.

                                        7

     Certain officers and/or directors of the Fund are also officers, principals and/or directors of The Lara Group, Ltd., CSS, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

     The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended September 30, 2003, aggregated $39,338,130 and $20,326,395, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. There were no distributions to shareholders during the period ended September 30, 2003.

     As of September 30, 2003, the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income    9,834
                 Accumulated net realized losses on
                   investments                         (7,072)
                 Unrealized appreciation              612,927
                                                     --------
                                                     $615,689
                                                     ========

                                        8

Investment Manager:

   The Lara Group, Ltd.
     8000 Towers Crescent Drive
     Suite 660
     Vienna, Virginia 22182-2700

Distributor:

   First Dominion Capital Corp.
     1500 Forest Avenue, Suite 223
     Richmond, Virginia 23229

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Lara Treasury Management Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free.

[LOGO] The Lara Group
Investment Management

                       Semi-Annual Report to Shareholders

                        THE LARA TREASURY MANAGEMENT FUND

                                   A series of
                              The World Funds, Inc.
                          A "Series" Investment Company

                              For the Period Ended
                               September 30, 2003